STOCKHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance - Number of Options (Beginning balance)	1,510,000	1,540,000
Forfeited - Number of Options	(20,000)	(30,000)
Expired - Number of Options	(450,000)
Balance - Number of Options (Ending balance)	1,040,000	1,510,000
Balance - Weighted Average Exercise Price (Beginning balance)	$ 0.74	$ 0.74
Forfeited - Weighted Average Exercise Price	$ 0.60	$ 0.60
Expired - Weighted Average Exercise Price	$ 1.08
Balance - Weighted Average Exercise Price (Ending balance)	$ 0.60	$ 0.74